Revenue Contract costs, assets and liabilities (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Contract with Customer, Liability	$ 17.3		$ 17.3		$ 30.7
Contract with customer, liability, revenue recognized	$ 14.0	$ 36.0	$ 30.7	$ 32.4